Material Partly-Owned Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Statements [Line Items]
Subsidiaries of the Company

The subsidiaries of our Company are set out below:

	Percentage of equity interest
Place of incorporation and operations	2021	2020
The British Virgin Islands
APWC General Holdings Limited	100%	100%
PRC (APWC) Holding Ltd.	100%	100%
Samray Inc.	100%	100%
Siam (APWC) Holdings Ltd.	100%	100%
Moon View Ltd.	100%	100%
Trigent Investment Holdings Limited	100%	100%
Crown Century Holdings Ltd.	100%	100%
Singapore
Sigma Cable Company (Private) Limited (“Sigma Cable”)	98.30%	98.30%
Epan Industries Pte Ltd.	98.30%	98.30%
Singvale Pte Ltd.	100%	100%
The People’s Republic of China (“PRC”)
Ningbo Pacific Cable Co., Ltd. (“Ningbo Pacific”)	97.93%	97.93%
Shanghai Yayang Electric Co., Ltd. (“SYE”)	68.75%	68.75%
Pacific Electric Wire & Cable (Shenzhen) Co., Ltd. (“PEWS”)	97.93%	97.93%
Hong Kong
Crown Century Holdings Limited (“CCH (HK)”)	97.93%	97.93%
Australia
Australia Pacific Electric Cable Pty Limited (“APEC”)	98.06%	98.06%
Thailand
Charoong Thai Wire and Cable Public Company Limited (“Charoong Thai”) (i)	50.93%	50.93%
Siam Pacific Electric Wire & Cable Company Limited (“Siam Pacific”)	50.93%	50.93%
Double D Cable Company Limited (“Double D”)	50.93%	50.93%
Hard Lek Limited.	73.98%	73.98%
APWC (Thailand) Co., Ltd.	99.48%	99.48%
PEWC (Thailand) Co., Ltd.	99.48%	99.48%
CTW Beta Co., Ltd.	50.89%	50.89%
Siam Fiber Optics Co., Ltd. (“SFO”) (ii)	50.93%	45.84%
Taiwan
Asia Pacific New Energy Corporation Limited ("APNEC") (iii)	100.00%	100.00%
YASHIN Energy Corporation Limited ("YASHIN") (iii)	100.00%	100.00%
YADING Energy Corporation Limited ("YADING") (iii)	100.00%	100.00%

2.	BASIS OF PREPARATION (continued)
2.2	Basis of consolidation (continued)

(i)	Charoong Thai is listed on the Stock Exchange of Thailand and is engaged in the manufacturing of wire and cable products for the power and telecommunications industries in Thailand.

(ii)

APWC holds 50.93% of the interests of Charoong Thai.  Until June 30, 2021, Charoong Thai held 90% of the interests in SFO, giving APWC control over 45.84% of the voting power of SFO.  On June 30, 2021, Charoong Thai acquired the other 10% interest in SFO (for a total consideration of THB 7.5 million), increasing its interests in SFO to 100% and APWC’s control of the voting power of SFO from 45.84% to 50.93%.  Our Company recorded the effect of change in shareholding of the subsidiaries, amounting to $(167) under the caption of “Additional paid-in capital” in the consolidated statement of change in equity.

Subsidiaries with material non-controlling interests [Member]
Statements [Line Items]
Subsidiaries of the Company

Proportion of equity interest held by NCI:

	Country of incorporation	As of December 31,
Name	and operation	2021	2020
Charoong Thai and its subsidiaries (“CTW Consolidated”)	Thailand	49.07%	49.07%
SYE	China	31.25%	31.25%

Summarized Financial Information of Subsidiaries

6(b)Summarized financial information about the subsidiaries

The summarized financial information of the subsidiaries is provided below. This information is based on amounts before inter-company eliminations:

Summarized statements of comprehensive income	CTW consolidated
	For the year ended December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Revenue	197,786	143,647	172,385
(Loss)/profit before tax	(16,038)	11,793	4,352
Income tax expense	4,223	(2,344)	(1,235)
(Loss)/profit for the year	(11,815)	9,449	3,117
Other comprehensive (loss)/income	(12,699)	(1,406)	9,194
Total comprehensive (loss)/income	(24,514)	8,043	12,311
(Loss)/profit attributable to non-controlling interests	(5,815)	4,631	1,378
Dividends paid to non-controlling interests	2,815	1,228	2,763

Summarized statements of comprehensive income	SYE
	For the year ended December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Revenue	530	6,291	20,743
Loss before tax	(497)	(1,161)	(2,272)
Income tax expense	—	—	—
Loss for the year	(497)	(1,161)	(2,272)
Other comprehensive income/(loss)	17	84	(46)
Total comprehensive loss	(480)	(1,077)	(2,318)
Loss attributable to non-controlling interests	(155)	(363)	(710)
Dividends paid to non-controlling interests	—	—	—

6.	MATERIAL PARTLY-OWNED SUBSIDIARIES (continued)

6(b)Summarized financial information about the subsidiaries (continued)

Summarized balance sheets	CTW consolidated		SYE
	As of December 31,		As of December 31,
	2021	2020	2021	2020
	US$’000	US$’000	US$’000	US$’000
Current assets	141,282	128,534	565	3,336
Non-current assets	59,547	56,596	1,266	1,406
Current liabilities	(68,142)	(18,815)	(1,204)	(3,635)
Non-current liabilities	(8,477)	(11,097)	—	—
Total equity	124,210	155,218	627	1,107

Equity attributable to:
Equity holders of the parent	63,260	78,961	431	761
Non-controlling interests	60,950	76,257	196	346

Summarized cash flow information	CTW consolidated
	For the year ended December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Operating	(37,392)	19,713	10,776
Investing	(2,496)	(10,952)	2,319
Financing	42,981	(5,118)	(20,260)
Effect of changes in exchange rate on cash	(3,333)	(87)	2,376
Net (decrease) increase in cash and cash equivalents	(240)	3,556	(4,789)

Summarized cash flow information	SYE
	For the year ended December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Operating	318	(1,844)	5,135
Investing	65	278	(165)
Financing	(1,226)	(769)	(1,847)
Effect of changes in exchange rate on cash	16	98	(28)
Net (decrease) increase in cash and cash equivalents	(827)	(2,237)	3,095